TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
SCHEDULE OF TRADE ACCOUNTS RECEIVABLE, NET
	As of March 31,
	2024	2023
Trade accounts receivable	$420,135	$344,841
Allowance for credit losses	(139,342)	(71,167)
	$280,793	$273,674

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES
	Fiscal Year Ended March 31,
	2024	2023
Balance at beginning of fiscal year	$71,167	$-
Provision for credit losses	68,175	71,167
Balance at end of fiscal year	$139,342	$71,167